SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Equity Leaders Fund

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks — 98.81%
Belgium — 3.88%
2,912	Anheuser-Busch InBev NV	$165,045

France — 6.29%
129	LVMH Moet Hennessy Louis Vuitton SE	121,635
931	Safran SA	145,897

		267,532

Germany — 3.76%
3,276	DHL Group	160,073

Hong Kong — 2.93%
12,264	AIA Group Ltd.	124,559

Netherlands — 1.99%
49	Adyen NV*,(a)	84,852

Norway — 2.56%
3,734	Equinor ASA	108,730

Singapore — 2.55%
4,636	DBS Group Holdings Ltd.	108,263

Switzerland — 4.10%
571	Roche Holding AG	174,423

Taiwan — 3.57%
1,506	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	151,986

United States — 67.18%
1,865	Alphabet, Inc., Class A*	223,241
1,267	Amazon.com, Inc.*	165,166
1,019	Blackstone, Inc.	94,736
5,192	CSX Corp.	177,047
1,128	EOG Resources, Inc.	129,088
718	Estee Lauder Cos, Inc. (The), Class A	141,001
234	HCA Healthcare, Inc.	71,014
600	Micron Technology, Inc.	37,866
857	Microsoft Corp.	291,843
1,921	Morgan Stanley	164,053
181	Netflix, Inc.*	79,729
358	NVIDIA Corp.	151,441
1,086	PepsiCo, Inc.	201,149
808	Prologis, Inc., REIT	99,085

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Equity Leaders Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
491	Salesforce, Inc.*	$103,729
221	Thermo Fisher Scientific, Inc.	115,307
1,397	T-Mobile US, Inc.*	194,043
497	UnitedHealth Group, Inc.	238,878
758	Visa, Inc., Class A	180,010

		2,858,426

Total Common Stocks (Cost $4,348,705)		4,203,889

Investment Company — 0.66%
28,116	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	28,116

Total Investment Company (Cost $28,116)		28,116

Total Investments (Cost $4,376,821) — 99.47%		$4,232,005
Other assets in excess of liabilities — 0.53%		22,671

NET ASSETS — 100.00%		$4,254,676

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	17.78%
Information Technology	17.32%
Health Care	14.10%
Consumer Staples	11.92%
Communication Services	11.68%
Industrials	11.35%
Consumer Discretionary	6.74%
Energy	5.59%
Real Estate	2.33%
Other	1.19%

100.00%

2